Capital Disclosures	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital Management
CAPITAL MANAGEMENT

The Company's capital management objective is to maintain financial flexibility and sufficient sources of liquidity to execute our capital programs, while meeting our short and long-term commitments. We strive to actively manage our capital structure in response to changes in economic conditions and the risk characteristics of our oil and gas properties. At December 31, 2018, our capital structure was comprised of shareholders' capital, long-term debt, working capital and the bank loan.

Baytex monitors its estimated adjusted funds flow and the level of undrawn credit facilities. The Company's adjusted funds flow depends on a number of factors, including commodity prices, production and sales volumes, royalties, operating expenses, taxes and foreign exchange rates. In order to manage our capital structure and liquidity, we may from time to time issue equity or debt securities, enter into business transactions including the sale of assets or adjust capital spending to manage current and projected debt levels. There is no certainty that any of these additional sources of capital would be available if required.

At December 31, 2018, Baytex was in compliance with all of the covenants contained in the credit facilities and had unused capacity of $547.7 million.

We consider adjusted funds flow a key measure that provides a more complete understanding of operating performance and the Company's ability to generate funds for capital investments, debt repayment, settlement of our abandonment obligations and potential future dividends. We eliminate changes in non-cash working capital, transaction costs, and settlements of abandonment obligations from cash flow from operations as the amounts can be discretionary and may vary from period to period depending on our capital programs and the maturity of our operating areas. The settlement of abandonment obligations are managed with our capital budgeting process which considers available adjusted funds flow. Changes in non-cash working capital are eliminated in the determination of adjusted funds flow as the timing of collection, payment and incurrence is variable and by excluding them from the calculation we are able to provide a more meaningful measure of our cash flow on a continuing basis. Transaction costs associated with the business combination (note 4) are excluded from adjusted funds flow as we consider the costs non-recurring and not reflective of our ability to generate adjusted funds flow on an ongoing basis. Adjusted funds flow should not be construed as an alternative to performance measures determined in accordance with IFRS, such as cash flow from operating activities and net income or loss.

Adjusted funds flow does not have any standardized meaning prescribed by IFRS and may not be comparable with the calculation of similar measures for other entities. It is reconciled to the nearest measure determined in accordance with IFRS, cash flow from operating activities, as set forth below.

	Year Ended December 31
	2018	2017
Cash flow from operating activities	$485,322	$325,208
Change in non-cash working capital	(39,448)	8,962
Asset retirement obligations settled	14,035	13,471
Transaction costs	$13,074	$—
Adjusted funds flow	$472,983	$347,641

We believe that net debt assists in providing a more complete understanding of our financial position and provides a key measure to assess our liquidity. We calculate net debt based on the principal amounts of our bank loan and long-term notes outstanding, net of working capital. The current portion of financial derivatives is excluded as the valuation of the underlying contracts is subject to a high degree of volatility prior to the ultimate settlement. Onerous contracts are excluded from net debt as the underlying contracts do not represent an available source of liquidity. We use the principal amounts of the bank loan and long-term notes outstanding in the calculation of net debt as these amounts represent our ultimate repayment obligation at maturity. The carrying amount of debt issue costs associated with the bank loan and long-term notes is excluded on the basis that these amounts have already been paid by Baytex at inception of the contract and do not represent an additional source of liquidity or repayment obligation.

Net debt does not have any standardized meaning prescribed by IFRS and may not be comparable with the calculation of similar measure for other entities. The computation of net debt is set forth below.

	December 31, 2018	December 31, 2017
Bank loan - principal	$522,294	$213,376
Long-term notes - principal	1,596,323	1,489,210
Trade and other payables	258,114	144,542
Trade and other receivables	(111,564)	(112,844)
Net debt	$2,265,167	$1,734,284

At December 31, 2018, Baytex had $547.7 million of undrawn availability under its credit facilities (December 31, 2017 - $494.6 million).